Provision for Income Taxes (Details 2)	12 Months Ended
Dec. 31, 2012
Summary of reconciliation between the statutory income tax rate and the effective tax rate
Statutory federal income tax rate	(34.00%)
State taxes	(5.80%)
Stock based compensation	4.70%
Other	0.40%
Valuation reserve for income taxes	34.70%
Effective income tax rate from continuing operations